Contract liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Contract Liabilities
Schedule of contract liabilities
	Consolidated Group
	2023 A$	2022 A$
Deferred subscription revenue	149,865	136,606
Advances for website builds	2,346	736
	152,211	137,342

Current	151,475	136,606
Non-current	736	736